STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 100,000,000 shares of common stock with a par value of $0.00001. In addition, the Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.00001. The specific rights of the preferred stock, when so designated, shall be determined by the board of directors.

Common stock

During the period ending September 30, 2020, the Company sold 1,625,000 shares of common stock to founders for cash proceeds of $10,833. The Company also issued 312,500 shares of common stock to an individual for services and recognized $2,088 of expense related to this grant. On October 8, 2021, the Company completed its initial public offering and sold 3,025,000 shares of common stock for net proceeds of approximately $15 million and on October 29, 2021, the Company sold an additional 226,875 shares for net proceeds of $1.1 million (see Note 11).

SAFE Agreements

During the period ended December 31, 2020, the Company entered into SAFE agreements (Simple Agreement for Future Equity) with investors through an exchange for cash investments totaling $2,000,000. Upon a future equity financing, the SAFE agreements would convert into the same securities in that equity financing at the lower of the price per share of the funding, or a price per share based on a $5 million company valuation using a fully diluted common stock basis. The SAFE agreements had no interest rate or maturity date, and the SAFE investors had no voting right prior to conversion. The SAFE agreements were recorded as a liability of $2,000,000 as of December 31, 2020. In January 2021, upon closing of the Series A preferred stock offering discussed below, the amount invested under these SAFE agreements were converted into 424,269 shares of Series A Preferred Stock.

In January 2021, the Company completed a WeFunder SAFE offering which was convertible into Preferred Stock upon future financing events. The Company received gross proceeds of $2,258,940 and paid expenses of $53,500, reflected as costs of capital. In connection with the Series A Preferred stock offering as discussed below, the WeFunder SAFE investments were converted into 351,832 shares of Series A Preferred Stock.

Preferred Stock

In 2021, the Company designated 1,400,000 shares of preferred stock as Series A Preferred Stock. The Series A Preferred Stock has a par value of $0.0001, has no voting rights, no dividends and each share will automatically convert into 2.5 shares of common stock of the Company at the time of the Company’s initial public offering. In February 2021, the Company completed an offering of 415,287 shares of Series A Preferred Stock and received gross proceeds of $2,669,978. The Company paid expenses of $205,470 related to the offering including issuing to one financial broker dealer 79,750 shares of common stock and 79,775 fully vested warrants with a 5 year exercise term to purchase common stock with an exercise price of $2.57.

In 2021, the Company designated 1,500,000 shares of preferred stock as Series B Preferred Stock, with a par value of $0.00001 per share and a stated value of $9.50 per share. The Series B Preferred Stock will receive dividends equivalent to any such dividends paid on common stock in the future, has no voting rights, and each share will automatically convert into 2.5 shares of common stock upon completion of the Company’s initial public offering. In May 2021, the Company completed an offering of 1,105,827 shares of Series B Preferred Stock and received gross proceeds $10,505,357. The Company paid expenses of $890,026 related to the offering, including issuing to two financial broker dealers 123,296 shares of common stock and 197,277 fully vested warrants to purchase common stock with a 5 year exercise term and an exercise price of $3.80.

The Series A and Series B Preferred stock was converted to shares of common stock upon the closing of the Company’s initial public offering (see Note 11).

Warrants

During the period for the three and nine months ended September 30, 2021, the Company issued 150,000 warrants to consultants to purchase the Company’s common stock. During the three months and period from February 21, 2020 (inception) through September 30, 2020, the Company issued 151,590 warrants to purchase the Company’s common stock to consultants. The common stock warrants issued in 2021 have an exercise price ranging from $0.245 - $1.00 and the warrants issued in 2020 have an exercise price of $0.004 per share. All of the warrants have an exercise term of 10 years, and certain 2020 warrants vest over periods of up to eighteen months while all 2021 warrants are fully vested. The Company estimated the fair value of the 2020 warrants using the fair value of its common stock based on the most recent fundraising at $1.88 per share. The Company valued the 2021 warrants using an estimated fair value of the shares of common stock between $0.76 – $1.18, volatility of 105% based on peer companies, risk free interest rate of 0.85%, no dividends and an estimated life of 5 years.

Additionally, the Company’s two founders, whom are both directors and one of which is the Chairman of the Board, each entered into an anti-dilution warrant with the Company. In the event of their ownership of the Company’s fully diluted capitalization being less than 25% or 18.75%, each individual would have received common stock warrants with an exercise price of $0.0041 to purchase sufficient shares to return them to those ownership percentages. The warrants were fully vested upon grant and have an exercise period of 10 years from the date of grant. As of December 31, 2020, no warrants were owed to the two founders. As discussed below, subsequent to December 31, 2020, the anti-dilution warrants were exchanged for a fixed number of warrants.

In March 2021, the Company agreed to exchange the two anti-dilution warrants that were issued to Company founders for a total of 11,000,000 warrants to purchase shares of common stock at an exercise price of $0.98 for a period of 10 years. In connection with this exchange, the Company amended its existing consulting agreements with the founders, to allow for the payment of compensation totaling $30,000,000 in the event that the Company’s market capitalization exceeds $300,000,000 for 21 consecutive trading days. The Company will have the option to settle the amount by issuing shares of common stock based on the closing price of the Company’s stock at the start of the 21-day period. In addition to this payment, each of the two founders will continue to receive a cash payment equal to 1% of the gross sale price in the event of a change of control of the Company with a sale price of at least $100,000,000. In connection with the exchange, the Company recognized expense of $13,031,989 for the estimated fair value of the warrants on a Black-Scholes option pricing model utilizing the following assumptions: 1) volatility of 106% based on a peer group of companies; 2) risk-free rate of 1.67%; 3) dividend rate of 0.0%; and 4) an expected term of 10 years.

During the three and nine months ended September 30, 2021, the Company recognized expense of $151,720 and $13,274,861, respectively, related to common stock warrants. During the three months ended September 30, 2020, and the period February 21, 2020 (inception) through September 30, 2020, the Company recognized expense of $67,574 related to common stock warrants. The Company expects to recognize $14,605 over the remaining vesting period of these warrants.

The following is the activity related to common stock warrants during the nine months ended September 30, 2021:

	Common Stock Warrants
	Shares	Weighted Average Exercise Price	Weighted average Remaining Life in years	Intrinsic Value

Outstanding at January 1, 2021	151,590	$0.004	9.17
Granted	11,427,052	1.04	9.35
Cancelled	–	$–	–
Expired	–	$–	–
Exercised	–	$–	–
Outstanding at September 30, 2021	11,578,642	$1.03	9.34	$45,713,770
Exercisable at September 30, 2021	11,578,642	$1.03	9.34	$46,010,840